T. ROWE PRICE Target 2060 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 0.9%
T. Rowe Price Funds:
New Income Fund  715 118 74 96,256 769
U.S. Treasury Long-Term Index
Fund  494 24 52 66,934 473
International Bond Fund (USD
Hedged)  270 44 28 33,400 286
Dynamic Global Bond Fund  108 69 17 20,583 160
Limited Duration Inflation Focused
Bond Fund  6 — — 1,324 6
Total Bond Funds (Cost $1,723) 1,694
EQUITY FUNDS 98.2%
T. Rowe Price Funds:
Value Fund  28,429 985 2,170 579,851 28,395
Growth Stock Fund  27,102 937 1,944 239,279 28,228
U.S. Large-Cap Core Fund  18,926 657 1,425 427,604 19,255
Equity Index 500 Fund  17,477 1,250 1,338 109,832 18,690
International Value Equity Fund  16,061 659 1,109 741,748 16,519
Overseas Stock Fund  14,375 674 1,040 954,181 14,656
Real Assets Fund  11,723 730 921 762,388 12,442
International Stock Fund  12,473 425 907 544,567 12,095
Mid-Cap Growth Fund  6,529 227 516 63,167 6,586
Mid-Cap Value Fund  5,999 209 478 184,796 6,155
Emerging Markets Discovery Stock
Fund  5,317 189 408 339,573 5,610
Emerging Markets Stock Fund  4,778 170 409 127,093 4,983
Small-Cap Value Fund  3,577 122 279 67,818 3,773
Small-Cap Stock Fund  3,343 103 317 56,976 3,409
New Horizons Fund (2) 2,597 92 214 46,932 2,681
Total Equity Funds (Cost $138,286) 183,477
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  — 215 200 153 15
Total Other Mutual Funds (Cost $15) 15

T. ROWE PRICE Target 2060 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds  1.0%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 3,031 334 1,474 1,890,576 1,891
Total Short-Term Investments (Cost $1,891) 1,891
Total Investments in Securities 100.1%
(Cost $141,915) $ 187,077
Other Assets Less Liabilities (0.1)% (113)
Net Assets 100.0% $ 186,964
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2060 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ — $ — $ 3
Emerging Markets Discovery Stock Fund  85 512 —
Emerging Markets Stock Fund  35 444 —
Equity Index 500 Fund  335 1,301 58
Growth Stock Fund  710 2,133 —
International Bond Fund (USD Hedged)  1 — 3
International Stock Fund  202 104 —
International Value Equity Fund  350 908 —
Limited Duration Inflation Focused Bond Fund  — — —
Mid-Cap Growth Fund  72 346 —
Mid-Cap Value Fund  66 425 —
New Horizons Fund  26 206 —
New Income Fund  — 10 10
Overseas Stock Fund  262 647 —
Real Assets Fund  173 910 —
Small-Cap Stock Fund  26 280 —
Small-Cap Value Fund  37 353 —
Transition Fund  — — —
U.S. Large-Cap Core Fund  281 1,097 —
U.S. Treasury Long-Term Index Fund  (4) 7 5
Value Fund  389 1,151 —
U.S. Treasury Money Fund, 4.35% — — 28
Totals $ 3,046# $ 10,834 $ 107+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $107 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2060 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Target 2060 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2060 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F181-054Q1 08/25